Document and Entity Information	Jun. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2025
Entity File Number	001-34362
Entity Registrant Name	COLUMBUS McKINNON CORPORATION
Entity Central Index Key	0001005229
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0547600
Entity Address, Address Line One	13320 Ballantyne Corporate Place, Suite D
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	716
Local Phone Number	689-5400
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CMCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false